Reclamation Liabilities	3 Months Ended
Sep. 30, 2022
Reclamation Liabilities Non Current [Abstract]
Reclamation Liabilities
5. Reclamation Liabilities
The change in our ARO during the periods presented, and the balance of our accrued reclamation liabilities at the end of each period is set forth below.

	September 30, 2022	June 30, 2022
	(in thousands)
Asset retirement obligation — beginning of period	$191	$79
Obligation incurred during the period	—	106
Revisions to previous estimates	—	(3)
Accretion	3	9

Asset retirement obligation — end of period	194	191
Accrued reclamation costs	298	298

Total accrued reclamation liabilities	$492	$489

Accrued reclamation costs of $298 thousand relate to surface reclamation obligations at Fort Cady.